Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 6,284	$ 19,176	$ 13,556	$ 1,274
United States of America, Dollars
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	4,060	15,596
Israel, New Shekels
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	1,116	1,688
Euro Member Countries, Euro
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	1,106	1,892
Cash in GBP
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 2	$ 0